Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Discount rate of the operating lease	4.65%	4.58%
Weighted average remaining lease term	8 months 1 day	1 year 9 months 29 days
Cash paid for operating lease	¥ 4,342,857	¥ 3,880,445
Operating lease payment liabilities		¥ 11,305,735